Consolidated Balance Sheets (Parenthetical) ¥ in Thousands	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) shares	Mar. 31, 2024 CNY (¥) shares	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Provision for credit losses, loan recognized | ¥		¥ 7,710	¥ 7,995	¥ 10,337	¥ 324,371
Provision for credit losses, other receivables | ¥		¥ 21,113	¥ 22,739	¥ 26,541	¥ 30,251
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Common Stock, Shares Authorized		190,100,000,000	190,100,000,000
Common Class A [Member]
Common Stock, Shares, Outstanding		56,354,853,138	56,340,671,538
Common Class B [Member]
Common Stock, Shares, Outstanding		40,809,861	40,809,861